Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain recorded in accumulated other comprehensive loss	$ 97	$ 1,205	$ (2,001)
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	219	(418)	$ (352)
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Gain recorded in accumulated other comprehensive loss	97	1,205
Loss (gain) reclassified from accumulated other comprehensive loss into earnings	$ 305	$ (574)